Potentially Dilutive Securities (Detail) (USD $)	12 Months Ended
Dec. 31, 2013
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total potentially dilutive securities	$ 39,775,318
Options to purchase common stock
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Purchase common stock	5,594,151
Warrants to purchase common stock
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Purchase common stock	34,181,166